Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2024
Baidu
Total Share-Based Compensation Cost Recognized
The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Cost of revenues	148	133	121	17
Selling, general and administrative	424	315	274	37
Research and development	239	189	150	21

	811	637	545	75

Option Activity
The following table summarizes the option activity for the year ended December 31, 2024:

	Number of share options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Incentive share options
Outstanding, December 31, 2023	17,783,120	19	4.4	17

Granted	—	—
Exercised	(473,608)	12
Forfeited/Cancelled	(945,728)	21

Outstanding, December 31, 2024	16,363,784	19	3.4	—

Vested and expected to vest at December 31, 2024	16,242,440	19	3.3	—

Exercisable at December 31, 2024	15,650,408	19	3.2	—

Assumptions Used to Estimate Fair Values of Share Options Granted
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

For the years ended December 31,
2022
Risk-free interest rate	1.92~2.96%
Dividend yield	—
Expected volatility range	40.66%~47.03%
Expected life (in years)	5.26~5.49

Restricted Shares Activity
Restricted Shares activity for the year ended December 31, 2024 was as follow:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2023	96,162,088	17

Granted	38,388,408	11
Vested	(34,843,528)	17
Forfeited/Cancelled	(17,385,064)	16

Unvested, December 31, 2024	82,321,904	15

iQIYI
Total Share-Based Compensation Cost Recognized
The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2022	2023	2024	202
	RMB	RMB	RMB	US$
	(In millions)
Cost of revenues	409	590	461	63
Selling, general and administrative	1,750	1,678	1,427	195
Research and development	4,629	4,077	2,896	397

	6,788	6,345	4,784	655

Option Activity
The following table sets forth the summary of employee option activity for the year ended December 31, 2024:

	Number of share options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate Intrinsic value (US$ in millions)
Outstanding, December 31, 2023	532,286,814	0.31	6.3	205

Granted	80,139,500	0.01
Forfeited/Expired	(10,216,305)	0.12
Exercised	(23,754,087)	0.23

Outstanding, December 31, 2024	578,455,922	0.28	6.5	73

Vested and expected to vest at December 31, 2024	563,629,595	0.28	6.4	69

Exercisable at December 31, 2024	368,205,208	0.40	5.4	19